Current and deferred tax - Summary of Income Tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense [Line Items]
Current tax on profits for the year	$ (5,182)	$ (877)	$ (1,646)
Increase in deferred tax	2,075	4,902	11,118
Total income tax	$ (3,107)	$ 4,025	$ 9,472